Segment and Entity-wide Disclosures - Long-Lived Assets by Geographic Areas (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Segment Reporting Information [Line Items]
Long-lived assets	$ 19,369
Singapore
Segment Reporting Information [Line Items]
Long-lived assets	9,920
United Kingdom
Segment Reporting Information [Line Items]
Long-lived assets	6,496
United States
Segment Reporting Information [Line Items]
Long-lived assets	1,495
Rest of World
Segment Reporting Information [Line Items]
Long-lived assets	$ 1,458